Document And Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Paranovus Entertainment Technology Ltd.
Trading Symbol	PAVS
Document Type	20-F/A
Current Fiscal Year End Date	--03-31
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (“Amendment No. 1”) amends our Annual Report on Form 20-F for the fiscal year ended March 31, 2023 (the “Form 20-F”), which was originally filed with the U.S. Securities and Exchange Commission on July 27, 2023 (the “Original Filing Date”). This Amendment No. 1 is being (i) to update the Consent of Independent Registered Public Accounting Firm by TPS Thayer LLC, which is the previous certifying accountants of the Company, attached as exhibit 23.1 in Item 19 of the Form 20-F; (ii) to add the Consent of Independent Registered Public Accounting Firm by Briggs & Veselka Co., which is the previous certifying accountants of the Company, attached as exhibit 23.3 in Item 19 of the Form 20-F; (iii) to add the Report of Independent Registered Public Accounting Firm by Briggs & Veselka Co on page F-4 of Item 18 on Form 20-F. There are no other changes to the Form 20-F. Other than the newly added audit report by Briggs & Veselka Co., consolidated financial statements and notes to the consolidated financial statements remain the same as the previously filed Form 20-F.In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, this Amendment No. 1 includes new certifications required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, as amended, dated as of the filing date of this Amendment No. 1.Except for the changes expressly described above, this Amendment No. 1 continues to present information as at the Original Filing Date and does not amend, supplement or update any information contained in the Form 20-F to give effect to any subsequent events. The filing of this Amendment No. 1, and the inclusion of newly updated auditor’s consent, should not be understood to mean that any other statements or disclosure contained in the Form 20-F are true and complete as of any date subsequent to the Original Filing Date, except as expressly noted above. Accordingly, this Amendment No. 1 should be read in conjunction with the Form 20-F.
Entity Central Index Key	0001751876
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-230170
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 11, Dongjiao East Road
Entity Address, Address Line Two	Shuangxi
Entity Address, Address Line Three	Shunchang
Entity Address, City or Town	Nanping City
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares, par value US$0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6706
Auditor Name	TPS Thayer, LLC
Auditor Location	Sugar Land, TX
Entity Address, Postal Zip Code	353001
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 11, Dongjiao East Road
Entity Address, Address Line Two	Shuangxi
Entity Address, Address Line Three	Shunchang
Entity Address, City or Town	Nanping City
Entity Address, Country	CN
Contact Personnel Name	Xuezhu Wang
Local Phone Number	0599-782-8808
City Area Code	+86
Entity Address, Postal Zip Code	00000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	7,724,675
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	612,255